Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions

Note 14 - Related Party Transactions

Bradley C. Love

Mr. Love, who was a member of our board of directors from March 2010 until October 2010, was issued in January 2009, three-year options to purchase 50,000 shares of our common stock at $0.01 per share in consideration for business development and financial consulting services he provided.  Mr. Love subsequently exercised these options.

In 2009, as a consultant to Regal Capital LLC, Mr. Love received compensation from Regal of $62,500 and warrants to purchase an aggregate of 138,281 shares of our common stock at an exercise price of $0.88 per shares.  Some of the warrants expire on December 31, 2013 and the others expire on December 11, 2014 and January 21, 2015.  Also in 2009, as a registered representative with Bedminster Financial Group, Mr. Love received $48,000 in commissions with regard to our private placement.

In June 2009, Mr. Love and his spouse loaned us $100,000 pursuant to an interest-free short-term promissory note (the "Note").  As consideration for the Note we issued them a five year warrant to purchase 120,000 shares at $0.88 per share.  In September 2009, they rolled the principal amount of the Note into a $100,000 18-month convertible debenture. Interest under the debenture is 10% per annum (or 12% per annum if paid in stock at a conversion rate of $0.90 per share, at their discretion).  The conversion rate of the debenture is $0.90 per share.  The convertible debenture was issued together with five year warrants to purchase 100,000 shares at an exercise price of $0.90 per share.  Mr. Love also has a security interest in all of the proceeds payable to us arising out the action captioned Analytical Surveys, Inc. v. Tonga Partners, L.P., Cannell Capital LLC and Carlo Cannell, pending in the United States District Court, Southern District of New York, Civil Action No. 06-cv-2692.  As of the date hereof, $3,078 had been paid in interest under the debenture, and the principal amount of the debenture still owing was $100,000.

In September 2009, we entered into a financial consulting agreement with Mr. Love pursuant to which Mr. Love provides consulting services related to assistance with obtaining potential customers for our products in the U.S. and internationally, promoting us and our products to potential investors and identifying potential strategic partners, acquisition opportunities and joint venture partners for the expansion and development of our business and products.  The Agreement was amended in March 2010 to provide for a five year term.  Under the agreement, Mr. Love will receive five year warrants to purchase up to 360,000 shares of our common stock at an exercise price of $0.90 per share, exercisable over the term of the agreement at the rate of 72,000 shares per year.

Pursuant to his appointment to the board of directors, Mr. Love was granted, subsequent to September 30, 2010, an option to purchase 150,000 shares of common stock at $1.22 per share.  The option expires five years from date of issuance and the option vests as to 50,000 shares immediately, and the remaining 100,000 shares vest in equal parts one year and two years after grant.

Michael Dodd

Mr. Dodd, who has been a member of our board of directors since September 2010, is currently serving as the Chief Executive Officer of 3D Global Solutions Inc. (or 3D).  3D provides professional program management services to governments, corporations and global organizations. During the year ended December 31, 2011, 3D purchased approximately $102,200 of our composite rail ties on terms similar to our other customers which remains uncollected at December 31, 2011.

Samuel G. Rose – Revolving Credit Agreement

Samuel G. Rose beneficially owns in excess of 5% of our outstanding stock. During October 2011, we entered into a revolving credit agreement (the “Agreement”) with Mr. Rose. Under the terms of the Agreement, Mr. Rose has agreed to lend us up to $2,000,000 on a revolving basis (the “Loan”). The Loan bears interest at 12% per annum on the outstanding principal amount. Mr. Rose may elect to have all or a portion of accrued interest paid in shares of our common stock. The common stock shall be valued at the lessor of (a) $0.80 per share or (b) $0.10 per share less than the variable weighted average price (“VWAP”) for our common stock for the thirty days ending one trading prior to the date of issuance of such shares. The Loan will mature on September 30, 2012.

Mr. Rose may convert up to fifty percent of the trailing ninety day average of outstanding principal amount under the Loan into shares of our common stock. Such common stock shall be valued at the lessor of (a) $0.80 per share or (b) $0.10 per share less than the VWAP for our common stock for any thirty days ending one trading prior to the date of issuance of such shares.

In consideration for the Loan, we paid all legal and accounting costs associated with the documentation of the Loan and issued to Mr. Rose 250,000 shares of our restricted common stock. We have agreed to register the common stock issued to Mr. Rose within six months from date of closing provided, however, if such common stock is not registered we will redeem all of Mr. Rose’s unregistered stock in cash at a price equal to the greater of (a) the average VWAP for the thirty days ending one trading day prior to the date of issuance or (b) $0.90 per share. Mr. Rose agreed to waive any notice requirements under the Agreement in connection with our sale of certain securities pursuant to a registration statement on Form S-1, which we initially filed on December 22, 2011 and may amend from time to time thereafter.

We gave Mr. Rose a security interest in all of our inventory and accounts receivable pursuant to terms of a security agreement.

During the year ended December 31, 2011, we borrowed $466,000 under the Agreement, which is still outstanding at December 31, 2011.